Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables

7.	Trade and other receivables

	December 31,
	2021	2020
	$	$
Trade accounts receivable (net of expected credit losses of $55 (2020 - $55))	877	1,190
Value added tax	372	468
Other receivables	65	23
	1,314	1,681

See also note 24 - Financial instruments and financial risk management for discussion of credit losses.